UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2007 Check here if Amendment [x]; Amendment Number: one
This Amendment (Check only one): [x] is a restatement.
				 [ ] add new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Intrepid Capital Management, Inc.
Address: 3652 South Third Street
	 Suite 200
	 Jacksonville Beach, FL 32250
13F File Number:  801-47894
The institutional investment manager filing this report
and the person by whom it is signed hereby represent
that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and
tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name: 	Erika Sharp
Title:	Client Liaison
Phone: 	904-246-3433
Signature, Place and Date of Signing:
Erika Sharp  Jacksonville, Florida April 4, 2007
Report type (check one only):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of other included Managers: 0
Form 13F information table entry total:	57
Form 13F information table value total:	156,094,122
List of Other Included Managers: 0
FORM 13F  INFORMATION TABLE



NAME OF ISSUER   		TYPE	CUSIP   	SHARES	  FMV
3M CO				com	88579Y101	39,807	  3,042,449.01	Sole
ALBERTO CULVER CO CL B CONV	com	013078100	174,610	  3,995,076.80	Sole
AMERICAN EXPRESS CO		com	025816109	30,815	  1,737,966.00	Sole
ANHEUSER BUSCH COS INC		com	035229103	115,920	  5,849,323.20	Sole
ARKANSAS BEST CORP DEL COM	com	040790107	11,505	  409,002.75	Sole
AUTOMATIC DATA PROCESSING INC	com	053015103	150,881	  7,302,640.40	Sole
BALDWIN AND LYONS INC CL B	com	057755209	53,707	  1,366,843.15	Sole
BANDAG INC CL A			com	059815308	6,390	  322,631.10	Sole
BERKSHIRE HATHAWAY INC CL B	com	084670207	1,112	  4,047,680.00	Sole
BROADRIDGE FINL SOLUTI COM	com	11133T103	37,677	  742,231.97	Sole
CASCADE NATL GAS CORP		com	147339105	14,140	  372,589.00	Sole
CINTAS CORP COM			com	172908105	117,357	  4,236,587.70	Sole
COCA COLA CO			com	191216100	159,000	  7,632,000.00	Sole
COLGATE PALMOLIVE CO		com	194162103	52,390	  3,499,128.10	Sole
COMMUNICATIONS SYS INC		com	203900105	70,825	  739,413.00	Sole
CONN WTR SVC INC COM		com	207797101	60,705	  1,459,955.25	Sole
DELL INC COM			com	24702R101	266,490	  6,185,232.90	Sole
DELTA NAT GAS INC COM		com	247748106	17,805	  444,768.90	Sole
ENERGY WEST INC COM		com	29274A105	34,633	  501,139.51	Sole
EXXON MOBIL CORP		com	30231G102	21,532	  1,624,589.40	Sole
GENERAL ELECTRIC CO		com	369604103	115,452	  4,082,395.34	Sole
GROLSCH NV - CVA (EUR) 1.0	com	N37291916	106,682	  4,258,873.46	Sole
HANESBRANDS INC COM		com	410345102	148,675	  4,369,558.25	Sole
HARLEY DAVIDSON INC		com	412822108	47,805	  2,808,543.75	Sole
HEALTH MGMT ASSOC INC CL A	com	421933102	160,185	  1,741,210.95	Sole
HERSHEY COMPANY			com	427866108	35,055	  1,916,122.10	Sole
HOME DEPOT INC			com	437076102	59,283	  2,178,057.42	Sole
HORACE MANN EDUCATORS CORP NEW	com	440327104	248,805	  5,112,942.75	Sole
INTERNATIONAL SPEEDWAY CORP CLA	com	460335201	53,095	  2,745,011.50	Sole
JOHNSON AND JOHNSON CO		com	478160104	34,288	  2,066,194.88	Sole
LABORATORY AMER HLDGS COM NEW	com	50540R409	53,910	  3,915,483.30	Sole
MCGRAW HILL CO INC		com	580645109	58,274	  3,664,269.12	Sole
MEDTRONIC INC			com	585055106	56,436	  2,768,750.16	Sole
MERCK & CO INC			com	589331107	105,017	  4,638,600.89	Sole
MICROSOFT CORP			com	594918104	69,600	  1,939,758.35	Sole
MOCON INC			com	607494101	127,590	  1,640,807.40	Sole
MYLAN LABS INC COM		com	628530107	267,927	  5,663,976.78	Sole
NATIONAL DENTEX CORP		com	63563H109	39,692	  558,664.90	Sole
OIL DRI CORP AMERICA		com	677864100	126,723	  2,116,274.10	Sole
PATTERSON DENTAL CO COM		com	703395103	86,403	  3,066,442.47	Sole
PEPSICO INC			com	713448108	61,286	  3,895,338.16	Sole
PFIZER INC			com	717081103	81,772	  2,065,550.31	Sole
PROCTER AND GAMBLE CO		com	742718109	11,917	  752,677.72	Sole
RGC RES INC COM			com	74955L103	17,882	  506,954.70	Sole
SALLY BEAUTY HLDGS INC COM	com	79546E104	77,995	  716,774.05	Sole
SARA LEE CORP COM		com	803111103	238,126	  4,029,091.92	Sole
SERVICEMASTER CO		com	81760N109	409,406	  6,300,758.34	Sole
TELEPHONE & DATA SYS COM	com	879433100	51,925	  3,095,768.50	Sole
TELEPHONE & DATA SYS SPL COM	com	879433860	27,776	  1,552,678.40	Sole
THE LIMITED			com	532716107	174,483	  4,547,026.98	Sole
TRAVELERS GROUP INC COM		com	89417E109	30,851	  1,597,156.27	Sole
UNITED-GUARDIAN INC		com	910571108	11,925	  111,141.00	Sole
UNITED PARCEL SVC INC CL B	com	911312106	28,473	  1,995,957.30	Sole
UNITIL CORP COM			com	913259107	30,310	  825,644.40	Sole
VIRCO MFG CO			com	927651109	75,951	  512,669.25	Sole
WAL MART STORES INC		com	931142103	39,369	  1,848,374.55	Sole
XL CAPITAL LTD A SHS		com	G98255105	71,146	  4,977,374.16	Sole